UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - November 30, 2022 (Liquidation Date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	AXS Alternative Growth Fund
Reporting Period:	07/01/2022 through 11/30/22 (Liquidation Date)

There have been no proxies voted on behalf of the Fund for the period 07/01/2022 through 11/30/22 (Liquidation Date) because the Fund held non-voting securities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*	/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer
Date	December 14, 2022

*	Print the name and title of each signing officer under his or her signature.